Intangible Liabilities/Assets - Charter Agreements	12 Months Ended
Dec. 31, 2022
Intangible Liabilitiesassets - Charter Agreements
Intangible Liabilities/Assets - Charter Agreements

6. Intangible Liabilities/Assets - Charter Agreements

Intangible Liabilities - Charter Agreements as of December 31, 2022 and 2021 consisted of the following:

	December 31, 2022	December 31, 2021
Opening balance	$55,376	$4,462
Additions	—	96,344
Amortization	(41,158)	(45,430)
Total	$14,218	$55,376

Intangible Assets – Charter Agreements as of December 31, 2021 and 2020 ($nil as of December 31, 2022 and 2021 as were fully amortized during 2020) consisted of the following:

	December 31, 2021	December 31, 2020
Opening balance	$—	$1,467
Amortization	—	(1,467)
Total	$—	$—

6 .Intangible Liabilities/Assets - Charter Agreements (continued)

Intangible liabilities are related to (i) acquisition of the Seven, the Twelve and the Four Vessels, and (ii) management’s estimate of the fair value of below-market charters on August 14, 2008, the date of the Marathon Merger (see note 1). These intangible liabilities are being amortized over the remaining life of the relevant lease terms and the amortization income is included under the caption “Amortization of intangible liabilities-charter agreements” in the Consolidated Statements of Income.

Intangible assets were derived from the management’s estimate of the fair value of above-market charters. These intangible assets, were being amortized over the remaining term of the relevant charter, giving rise to a reduction in time charter revenue. The unamortized balance of the intangible assets recognized following the Poseidon Transaction (Note 1) as of December 31, 2019, was fully amortized during the second quarter of 2020.

Amortization income of intangible liabilities-charter agreements for the years ended December 31, 2022, 2021 and 2020 was $41,158 and $45,430 and $541 ($2,008 amortization income of intangible liabilities-charter agreements net of $1,467 amortization expense of intangible assets-charter agreements), including related party amortization of intangible liabilities-charter agreements of $5,385, $6,882, and $1,782 for each of the years ended December 31, 2022, 2021 and 2020, respectively.

The aggregate amortization of the intangible liabilities in each of the 12-month periods up to December 31, 2025 is estimated to be as follows:

Amount
December 31, 2023	$8,556
December 31, 2024	5,113
December 31, 2025	549
$14,218

The weighted average useful lives are 1.66 years for the remaining intangible liabilities-charter agreements terms.